Segment Information (Tables)	12 Months Ended
May 31, 2024
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
For the year ended May
 31, 2022

	Educational services and test preparation courses	Private label products and livestreaming e-commerce	Overseas study consulting services	Others	Consolidated
	US$	US$	US$	US$	US$
Net revenues	2,669,020	3,003	325,901	107,322	3,105,246
Operating cost and expenses:
Cost of revenues	(1,508,412)	(2,476)	(165,673)	(77,730)	(1,754,291)
Selling and marketing	(346,508)	(6,264)	(72,847)	(30,494)	(456,113)
General and administrative	(1,362,285)	(18,818)	(61,258)	(63,859)	(1,506,220)
Unallocated corporate expenses	—	—	—	—	(371,135)

Total operating cost and expenses	(3,217,205)	(27,558)	(299,778)	(172,083)	(4,087,759)
Operating (loss)/income	(548,185)	(24,555)	26,123	(64,761)	(982,513)

Segment assets	2,262,594	277,848	177,821	4,381	2,722,644

Unallocated corporate assets	—	—	—	—	3,312,022

Total assets	2,262,594	277,848	177,821	4,381	6,034,666

For the year ended May
 31, 2023

	Educational services and test preparation courses	Private label products and livestreaming e-commerce	Overseas study consulting services	Others	Consolidated
	US$	US$	US$	US$	US$
Net revenues	1,914,865	557,508	354,764	170,623	2,997,760
Operating cost and expenses:
Cost of revenues	(793,423)	(345,211)	(179,284)	(91,520)	(1,409,438)
Selling and marketing	(261,606)	(45,611)	(80,528)	(45,657)	(433,402)
General and administrative	(519,765)	(34,238)	(61,861)	(65,725)	(681,589)
Unallocated corporate expenses	—	—	—	—	(283,285)

Total operating cost and expenses	(1,574,794)	(425,060)	(321,673)	(202,902)	(2,807,714)
Operating income/(loss)	340,071	132,448	33,091	(32,279)	190,046

Segment assets	1,728,371	282,558	109,422	149,017	2,269,368

Unallocated corporate assets	—	—	—	—	4,123,090

Total assets	1,728,371	282,558	109,422	149,017	6,392,458

For the year ended May
 31, 2024

	Educational services and test preparation courses	Private label products and livestreaming e-commerce	Overseas study consulting services	Others	Consolidated
	US$	US$	US$	US$	US$
Net revenues	2,716,174	900,614	439,744	257,054	4,313,586
Operating cost and expenses:
Cost of revenues	(1,027,889)	(677,270)	(214,602)	(131,199)	(2,050,960)
Selling and marketing	(348,121)	(124,975)	(92,865)	(77,785)	(643,746)
General and administrative	(755,074)	(77,626)	(57,204)	(75,657)	(965,561)
Unallocated corporate expenses	—	—	—	—	(302,894)

Total operating cost and expenses	(2,131,084)	(879,871)	(364,671)	(284,641)	(3,963,161)
Operating income/(loss)	585,090	20,743	75,073	(27,587)	350,425
Segment assets	2,217,342	831,620	119,725	486,305	3,654,992

Unallocated corporate assets	—	—	—	—	3,876,681

Total assets	2,217,342	831,620	119,725	486,305	7,531,673